As filed with the Securities and Exchange Commission on March 31, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21421

NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND INC.
(Exact Name of the Registrant as Specified in Charter)
605 Third Avenue, 2nd Floor
New York, New York 10158-0180
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Robert Conti, Chief Executive Officer and President
Neuberger Berman Real Estate Securities Income Fund Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

Arthur Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and addresses of agents for service)

Date of fiscal year end: October 31, 2010

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
JANUARY 31, 2010

Schedule of Investments Real Estate Securities Income Fund Inc.
(UNAUDITED)

Number of Shares		Value† ($000's omitted)
Common Stocks (65.2%)
Apartments (5.6%)
33,900	AvalonBay Communities	2,597
52,200	BRE Properties	1,674
249,000	Equity Residential	7,980
		12,251
Diversified (2.4%)
81,999	Vornado Realty Trust	5,304	ØØ
Health Care (7.9%)
106,800	HCP, Inc.	3,028
42,700	Health Care REIT	1,836
372,200	OMEGA Healthcare Investors	6,964
130,352	Ventas, Inc.	5,501
		17,329
Home Financing (6.8%)
376,500	Annaly Capital Management	6,544
433,100	Starwood Property Trust	8,493
		15,037
Industrial (7.1%)
256,500	AMB Property	6,156
102,222	EastGroup Properties	3,911
442,000	ProLogis	5,569
		15,636
Office (9.3%)
70,100	Boston Properties	4,547
629,800	Brandywine Realty Trust	7,073
291,180	Highwoods Properties	8,796
		20,416
Real Estate Management & Development (2.2%)
396,000	Brookfield Properties	4,740
Regional Malls (8.6%)
311,279	Macerich Co.	9,603	È
117,733	Simon Property Group	8,477
25,300	Taubman Centers	801
		18,881
Self Storage (6.2%)
278,683	Extra Space Storage	3,163
119,700	Public Storage, Depositary Shares	3,040
219,601	Sovran Self Storage	7,445
		13,648
Shopping Centers (7.7%)
42,300	Federal Realty Investment Trust	2,723
479,300	Kimco Realty	6,049
127,064	Regency Centers	4,255	ØØ
99,035	Tanger Factory Outlet Centers	3,793
		16,820
Specialty (1.4%)
63,200	Digital Realty Trust	3,034
Total Common Stocks (Cost $123,709)		143,096

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Real Estate Securities Income Fund Inc. cont’d
(UNAUDITED)

Number of Shares		Value† ($000's omitted)
Preferred Stocks (81.6%)
Apartments (8.4%)
138,000	Apartment Investment & Management, Ser. T	3,098
129,040	Apartment Investment & Management, Ser. U	2,840
200,000	Associated Estates Realty, Ser. B	5,050
296,070	Mid-America Apartment Communities, Ser. H	7,402
		18,390
Commercial Financing (4.8%)
605,000	NorthStar Realty Finance, Ser. B	10,660
Diversified (7.1%)
160,000	Cousins Properties, Ser. B	3,366
580,000	Lexington Corp. Properties Trust, Ser. B	12,169
		15,535
Health Care (17.2%)
534,483	Health Care REIT, Ser. D	13,362
470,000	LTC Properties, Ser. F	11,482
524,722	OMEGA Healthcare Investors, Ser. D	12,987
		37,831
Hybrid (2.7%)
150,000	iStar Financial, Ser. E	1,650
200,000	iStar Financial, Ser. G	2,142
200,000	iStar Financial, Ser. I	2,110
		5,902
Insurance (5.8%)
504,900	Hilltop Holdings, Ser. A	12,653
Lodging (7.0%)
170,000	Ashford Hospitality Trust, Ser. D	3,075
260,800	Eagle Hospitality	65
27,700	Felcor Lodging Trust, Ser. C	337
162,800	Hersha Hospitality Trust, Ser. A	3,435
81,700	Hospitality Properties Trust, Ser. B	2,050
74,000	Host Hotels & Resorts, Ser. E	1,887
90,000	Strategic Hotels & Resorts, Ser. A	1,291	ñ
116,400	Strategic Hotels & Resorts, Ser. B	1,647
65,900	Sunstone Hotel Investors, Ser. A	1,487
		15,274
Manufactured Homes (0.1%)
19,600	American Land Lease, Ser. A	245
Mixed (0.4%)
32,000	PS Business Parks, Ser. K	784
Office (12.2%)
100,000	Brandywine Realty Trust, Ser. C	2,290
80,000	Brandywine Realty Trust, Ser. D	1,820
40,000	Corporate Office Properties Trust, Ser. H	916
6,000	Highwoods Properties, Ser. A	6,113
21,767	HRPT Properties Trust, Ser. B	532

See Notes to Schedule of Investments

JANUARY 31, 2010

Schedule of Investments Real Estate Securities Income Fund Inc. cont’d
(UNAUDITED)

Number of Shares		Value† ($000's omitted)
478,000	Parkway Properties, Ser. D	11,070
100,000	SL Green Realty, Ser. C	2,305
73,200	SL Green Realty, Ser. D	1,719
		26,765
Regional Malls (9.3%)
98,000	Glimcher Realty Trust, Ser. F	1,818
523,400	Glimcher Realty Trust, Ser. G	9,212
151,300	Taubman Centers, Ser. G	3,767
241,600	Taubman Centers, Ser. H	5,707
		20,504
Shopping Centers (3.7%)
60,000	Cedar Shopping Centers, Ser. A	1,485
66,000	Developers Diversified Realty, Ser. I	1,323
225,000	Tanger Factory Outlet Centers, Ser. C	5,366
		8,174
Specialty (2.9%)
140,000	Digital Realty Trust, Ser. A	3,496
122,200	Digital Realty Trust, Ser. B	2,957
		6,453
Total Preferred Stocks (Cost $211,360)		179,170

Short-Term Investments (5.1%)
8,577,772	Neuberger Berman Securities Lending Quality Fund, LLC	8,749	‡
2,528,718	State Street Institutional Liquid Reserves Fund Institutional Class	2,529
Total Short-Term Investments (Cost $11,278)		11,278

Total Investments (151.9%) (Cost $346,347)		333,544	##
Liabilities, less cash, receivables and other assets [(17.7%)]		(38,764)	@@
Liquidation Value of Auction Market Preferred Shares [(34.2%)] (75,200)

Total Net Assets Applicable to Common Shareholders (100.0%)		$219,580

See Notes to Schedule of Investments

January 31, 2010 (Unaudited)

Notes to Schedule of Investments

†
The value of investments in equity securities and interest rate swap contracts by Neuberger Berman Real Estate Securities Income Fund Inc. (the “Fund”) is determined by Neuberger Berman Management LLC (“Management”) primarily by obtaining valuations from an independent pricing service based on the latest sale price when that price is readily available. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no reported sale of a security on a particular day, the independent pricing service may value the security based on reported market quotations.  Management has developed a process to periodically review information provided by independent pricing services. If a valuation is not available from an independent pricing service, the Fund seeks to obtain quotations from principal market makers. If such quotations are not readily available, securities are valued using methods the Board of Directors of the Fund (the “Board”) has approved on the belief that they reflect fair value.  Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding.  Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of Interactive Data Pricing and Reference Data, Inc. (“Interactive”) to assist in determining the fair value of the Fund’s foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities.  In this event, Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades.  Short-term debt securities with less than 60 days until maturity may be valued at cost, which, when combined with interest earned, is expected to approximate market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), formerly known as Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements,” investments held by the Fund are carried at “fair value” as defined by ASC 820. Fair value is defined as the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market are considered in determining the value of the Fund’s investments, some of which are discussed above. Significant management judgment may be necessary to estimate fair value in accordance with ASC 820.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments
●	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of January 31, 2010:

Asset Valuation Inputs (000’s omitted) Investments:	Level 1	Level 2	Level 3	Total
Common Stocks
Apartments	$12,251	$—	$—	$12,251
Diversified	5,304	—	—	5,304
Health Care	17,329	—	—	17,329
Home Financing	15,037	—	—	15,037
Industrial	15,636	—	—	15,636
Office	20,416	—	—	20,416
Real Estate Management & Development	4,740	—	—	4,740
Regional Malls	18,881	—	—	18,881
Self Storage	13,648	—	—	13,648
Shopping Centers	16,820	—	—	16,820
Specialty	3,034	—	—	3,034
Total Common Stocks	143,096	—	—	143,096
Preferred Stocks
Apartments	10,988	7,402	—	18,390
Commercial Financing	10,660	—	—	10,660
Diversified	15,535	—	—	15,535
Health Care	24,469	13,362	—	37,831
Hybrid	5,902	—	—	5,902
Insurance	—	12,653	—	12,653
Lodging	10,843	4,431	—	15,274
Manufactured Homes	245	—	—	245
Mixed	784	—	—	784
Office	19,736	7,029	—	26,765
Regional Malls	20,504	—	—	20,504
Shopping Centers	6,851	1,323	—	8,174
Specialty	6,453	—	—	6,453
Total Preferred Stocks	132,970	46,200	—	179,170
Short-Term Investments	—	11,278	—	11,278
Total Investments	$276,066	$57,478	$—	$333,544

Liability Valuation Inputs

The following is a summary, by category of Level, of inputs used to value the Fund’s derivatives as of January 31, 2010:

(000’s omitted)	Level 1	Level 2	Level 3	Total

Interest rate swap contracts	$—	$(7,856)	$—	$(7,856)

##
At January 31, 2010, the cost of investments for U.S. federal income tax purposes was $350,230,000. Gross unrealized appreciation of investments was $27,301,000 and gross unrealized depreciation of investments was $43,987,000, resulting in net unrealized depreciation of $16,686,000 based on cost for U.S. federal income tax purposes.

‡	Managed by an affiliate of Management and could be deemed an affiliate of the Fund and is segregated in connection with obligations for security lending.

È	All or a portion of this security is on loan.

ñ
Restricted security subject to restrictions on resale under federal securities laws. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A under the Securities Act of 1933, as amended, and have been deemed by the investment manager to be liquid.  At January 31, 2010, these securities amounted to approximately $1,291,000 or 0.6% of net assets applicable to common shareholders.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

ØØ	All or a portion of this security is segregated in connection with obligations for interest rate swap contracts.

@@	At January 31, 2010, the Fund had an outstanding interest rate swap contract as follows:

			Rate Type
Swap Counter Party	Notional Amount	Termination Date	Fixed-rate Payments Made by the Fund	Variable-rate Payments Received by the Fund	Accrued Net Interest Receivable (Payable)	Unrealized Appreciation (Depreciation)	Total Fair Value
Citibank, N.A.	$75,000,000	July 2, 2012	5.440%	0.230%(1)	$(303,862)	$(7,552,101)	$(7,855,963)

(1) 30 day LIBOR (London Interbank Offered Rate) at December 30, 2009.

For information on the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)), as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund Inc.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date:	March 31, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Conti
Robert Conti Chief Executive Officer

Date:	March 31, 2010

By:	/s/ John M. McGovern
John M. McGovern Treasurer and Principal Financial and Accounting Officer

Date:	March 31, 2010